Stock-Based Compensation (Valuation Assumptions) (Details) - Stock option	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years	6 years
Volatility	75.30%	75.00%
Risk free interest rate	1.20%	1.70%
Dividend yield	0.00%	0.00%